Schedule of Investments (unaudited) April 30, 2019	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.5%
AGL Energy Ltd.	62,932	$984,671
ALS Ltd.	73,781	412,330
Altium Ltd.	17,358	412,949
Alumina Ltd.	460,620	726,225
Amcor Ltd./Australia	106,207	1,198,304
Ansell Ltd.	21,549	409,516
APA Group	110,389	747,448
Appen Ltd.	10,180	181,423
Aristocrat Leisure Ltd.	52,437	962,555
ASX Ltd.	19,264	1,010,143
Atlas Arteria Ltd.	188,584	929,144
Aurizon Holdings Ltd.	172,265	577,144
AusNet Services	338,983	423,503
Australia & New Zealand Banking Group Ltd.	226,583	4,337,869
Bank of Queensland Ltd.	59,172	386,079
Bendigo & Adelaide Bank Ltd.	57,567	417,341
BHP Group Ltd.	233,161	6,137,729
BHP Group PLC	166,713	3,932,467
BlueScope Steel Ltd.	60,207	569,967
Boral Ltd.	137,584	469,667
Brambles Ltd.	129,713	1,100,147
Caltex Australia Ltd.	24,425	467,782
CIMIC Group Ltd.	10,094	359,425
Cleanaway Waste Management Ltd.	436,456	691,199
Coca-Cola Amatil Ltd.	62,751	388,672
Cochlear Ltd.	6,083	802,057
Coles Group Ltd.(a)	97,901	868,925
Commonwealth Bank of Australia	135,704	7,117,799
Computershare Ltd.	48,503	608,696
Crown Resorts Ltd.	66,311	620,284
CSL Ltd.	36,206	5,060,278
Dexus	86,800	763,677
Domino’s Pizza Enterprises Ltd.(b)	7,617	230,533
Downer EDI Ltd.	110,820	603,725
Fortescue Metals Group Ltd.	162,793	819,260
GDI Property Group	610,547	597,330
Goodman Group	156,220	1,447,014
GPT Group (The)	156,050	629,359
Healthscope Ltd.	202,372	348,977
Iluka Resources Ltd.	73,795	448,767
Incitec Pivot Ltd.	174,676	414,327
Insurance Australia Group Ltd.	181,083	1,004,348
James Hardie Industries PLC	48,395	656,731
JB Hi-Fi Ltd.	18,888	342,595
Lendlease Group	56,831	532,007
Macquarie Group Ltd.	26,452	2,507,877
Magellan Financial Group Ltd.	21,861	686,408
Medibank Pvt Ltd.	245,401	493,995
Metcash Ltd.	178,850	361,286
Mineral Resources Ltd.	27,286	299,410
Mirvac Group	305,167	607,861
National Australia Bank Ltd.	210,269	3,751,746
Newcrest Mining Ltd.	76,946	1,354,503
Nine Entertainment Co. Holdings Ltd.	224,901	277,019
Oil Search Ltd.	132,821	727,322
Orica Ltd.	34,233	448,165
Origin Energy Ltd.	177,673	921,657
Orora Ltd.	193,847	413,411

Security	Shares	Value

Australia (continued)
QBE Insurance Group Ltd.	115,868	$1,054,489
Ramsay Health Care Ltd.	15,130	695,609
REA Group Ltd.	6,831	384,159
Reliance Worldwide Corp. Ltd.	103,616	355,899
Rio Tinto Ltd.	29,731	1,995,729
Santos Ltd.	182,141	921,758
Scentre Group	423,548	1,138,797
Seek Ltd.	42,598	545,983
Sonic Healthcare Ltd.	46,920	847,082
South32 Ltd.	470,279	1,105,560
Spark Infrastructure Group	302,774	481,623
Star Entertainment Grp Ltd. (The)	103,431	330,512
Stockland	199,860	530,331
Suncorp Group Ltd.	93,947	877,474
Sydney Airport	91,240	489,351
Tabcorp Holdings Ltd.	243,603	821,293
Telstra Corp. Ltd.	314,056	747,143
Transurban Group	208,299	1,970,456
Treasury Wine Estates Ltd.	67,512	817,315
Vicinity Centres	411,414	735,517
Wesfarmers Ltd.	90,703	2,298,926
Westpac Banking Corp.	267,692	5,183,298
Whitehaven Coal Ltd.	114,399	338,183
Woodside Petroleum Ltd.	73,455	1,829,709
Woolworths Group Ltd.	102,007	2,286,755
WorleyParsons Ltd.	48,590	489,745

		94,273,744

Austria — 0.3%
ANDRITZ AG	10,450	497,731
Erste Group Bank AG	27,019	1,081,004
OMV AG	14,406	770,915
Raiffeisen Bank International AG	17,886	476,466
Verbund AG	8,361	414,349
voestalpine AG	17,534	562,590
Wienerberger AG	17,125	392,668

		4,195,723

Belgium — 1.0%
Ackermans & van Haaren NV	2,660	427,485
Ageas	15,891	837,026
Anheuser-Busch InBev SA/NV	58,509	5,197,163
Colruyt SA	6,431	463,136
D’ieteren SA/NV	12,628	522,216
Galapagos NV(a)	4,936	564,518
Groupe Bruxelles Lambert SA	6,813	650,683
KBC Group NV	19,777	1,463,274
Ontex Group NV	10,659	267,580
Proximus SADP	14,195	396,913
Sofina SA	3,547	729,038
Solvay SA	8,045	966,068
Telenet Group Holding NV	6,456	342,372
UCB SA	12,770	1,012,098
Umicore SA	18,777	725,997

		14,565,567

Canada — 9.0%
Agnico Eagle Mines Ltd.	29,219	1,205,077
Alimentation Couche-Tard Inc., Class B	36,774	2,159,365
AltaGas Ltd.	39,679	525,337
Aphria Inc.(a)(b)	28,271	214,786
ARC Resources Ltd.	52,691	333,334

1

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Atco Ltd./Canada, Class I, NVS	12,055	$411,781
Aurora Cannabis Inc.(a)(b)	61,641	557,665
B2Gold Corp.(a)	173,363	469,106
Bank of Montreal	44,472	3,498,385
Bank of Nova Scotia (The)	90,389	4,957,553
Barrick Gold Corp.	160,315	2,029,560
Bausch Health Companies Inc.(a)	26,096	600,216
BCE Inc.	4,692	209,068
BlackBerry Ltd.(a)(b)	46,253	422,576
Bombardier Inc., Class B(a)	205,801	350,345
Brookfield Asset Management Inc., Class A	68,709	3,299,074
CAE Inc.	25,916	600,314
Cameco Corp.	37,359	410,471
Canada Goose Holdings Inc.(a)	4,540	241,445
Canadian Imperial Bank of Commerce	33,964	2,848,260
Canadian National Railway Co.	56,130	5,192,401
Canadian Natural Resources Ltd.	97,487	2,914,754
Canadian Pacific Railway Ltd.	11,242	2,508,557
Canadian Tire Corp. Ltd., Class A, NVS	6,879	754,072
Canadian Utilities Ltd., Class A, NVS	16,391	449,985
Canopy Growth Corp.(a)(b)	17,106	860,514
CCL Industries Inc., Class B, NVS	16,063	682,427
Cenovus Energy Inc.	89,507	883,625
CGI Inc.(a)	18,878	1,353,260
CI Financial Corp.	37,172	532,489
Constellation Software Inc./Canada	1,891	1,661,682
Cott Corp.	28,465	439,290
Crescent Point Energy Corp.	54,694	209,799
DIRTT Environmental Solutions(a)	44,947	308,401
Dollarama Inc.	28,205	843,718
Empire Co. Ltd., Class A, NVS	16,985	376,266
Enbridge Inc.	160,507	5,905,063
Encana Corp.	133,484	920,853
Endeavour Mining Corp.(a)	19,873	280,988
Enerplus Corp.	56,400	514,023
Fairfax Financial Holdings Ltd.	2,609	1,239,100
Finning International Inc.	22,726	406,304
First Quantum Minerals Ltd.	76,301	802,601
Fortis Inc./Canada	32,998	1,214,735
Franco-Nevada Corp.	18,425	1,314,760
George Weston Ltd.	10,209	759,148
Gibson Energy Inc.	26,170	429,747
Gildan Activewear Inc.	19,927	731,782
Great Canadian Gaming Corp.(a)	7,970	305,066
Great-West Lifeco Inc.	19,121	478,594
H&R Real Estate Investment Trust	52,984	901,579
HudBay Minerals Inc.	47,240	313,248
Husky Energy Inc.	36,741	397,126
Hydro One Ltd.(c)	21,560	347,473
IA Financial Corp Inc.(a)	16,707	662,468
IGM Financial Inc.	14,347	394,617
Imperial Oil Ltd.	22,400	648,088
Intact Financial Corp.	9,623	784,104
Inter Pipeline Ltd.	46,427	753,075
Keyera Corp.	29,617	681,640
Kinross Gold Corp.(a)	117,597	372,408
Kirkland Lake Gold Ltd.	26,551	854,835
Linamar Corp.	11,822	446,621
Loblaw Companies Ltd.	14,705	717,432
Lundin Mining Corp.	79,293	423,816

Security	Shares	Value

Canada (continued)
Magna International Inc.	25,791	$1,429,702
Manulife Financial Corp.	155,880	2,858,727
Maple Leaf Foods Inc.	16,070	373,438
Methanex Corp.	7,517	410,384
Metro Inc.	22,838	823,404
National Bank of Canada	24,832	1,178,099
Northland Power Inc.	30,155	533,967
Nutrien Ltd.	50,830	2,745,545
Onex Corp.	9,363	540,885
Open Text Corp.	24,870	952,130
Pan American Silver Corp.	22,795	289,089
Parex Resources Inc.(a)	25,956	440,318
Parkland Fuel Corp.	19,238	590,497
Pembina Pipeline Corp.	48,387	1,722,969
Power Corp. of Canada	42,633	974,233
Power Financial Corp.	30,062	713,559
PrairieSky Royalty Ltd.	34,746	498,770
Quebecor Inc., Class B	23,137	574,641
Restaurant Brands International Inc.	19,811	1,287,744
RioCan REIT	52,522	1,005,774
Ritchie Bros Auctioneers Inc.	11,395	394,911
Rogers Communications Inc., Class B, NVS	25,527	1,279,956
Royal Bank of Canada	108,182	8,586,524
Saputo Inc.	22,464	764,998
Shaw Communications Inc., Class B, NVS	37,714	760,616
Shopify Inc., Class A(a)(b)	7,959	1,927,330
Stantec Inc.	17,252	430,274
Stars Group Inc. (The)(a)(b)	20,489	385,045
Sun Life Financial Inc.	46,226	1,912,681
Suncor Energy Inc.	129,450	4,251,488
Teck Resources Ltd., Class B	46,059	1,084,708
TELUS Corp.	9,356	343,095
TFI International Inc.	14,557	476,143
Thomson Reuters Corp.	15,789	971,730
TMX Group Ltd.	11,596	736,689
Toromont Industries Ltd.	10,690	553,652
Toronto-Dominion Bank (The)	136,308	7,743,575
Tourmaline Oil Corp.	33,684	501,554
TransCanada Corp.	72,048	3,424,583
Vermilion Energy Inc.	21,597	549,237
Wajax Corp.	23,018	271,897
West Fraser Timber Co. Ltd.	7,685	394,019
Wheaton Precious Metals Corp.	38,324	825,624
Whitecap Resources Inc.	121,230	485,749
WSP Global Inc.	14,685	789,706
Yamana Gold Inc.	214,267	468,291

		129,574,202

Denmark — 1.6%
Ambu A/S, Series B	15,651	448,621
AP Moller — Maersk A/S, Class A	382	465,053
AP Moller — Maersk A/S, Class B, NVS	519	675,624
Carlsberg A/S, Class B	9,429	1,216,974
Chr Hansen Holding A/S	9,140	931,610
Coloplast A/S, Class B	10,385	1,119,618
Danske Bank A/S	63,828	1,131,085
Demant A/S(a)	11,559	364,383
Drilling Co. of 1972 AS (The)(a)	2,677	205,346
DSV A/S	16,276	1,502,592
Genmab A/S(a)	5,595	928,070
GN Store Nord A/S	13,798	705,678

2

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Denmark (continued)
H Lundbeck A/S	6,810	$286,235
ISS A/S	15,762	489,779
Jyske Bank A/S, Registered	15,556	626,056
Novo Nordisk A/S, Class B	143,429	7,008,195
Novozymes A/S, Class B	19,853	924,456
Orsted A/S(c)	15,014	1,148,534
Rockwool International A/S, Class B	1,220	325,619
SimCorp A/S	9,238	904,850
Sydbank A/S	21,821	470,706
Vestas Wind Systems A/S	16,376	1,479,866

		23,358,950

Finland — 1.0%
Elisa OYJ	14,661	621,569
Fortum OYJ	38,757	818,315
Huhtamaki OYJ	16,506	629,127
Kesko OYJ, Class B	7,300	378,786
Kone OYJ, Class B	24,004	1,314,397
Konecranes OYJ	10,607	441,255
Metso OYJ	12,542	466,794
Neste OYJ	31,758	1,047,805
Nokia OYJ	462,414	2,424,787
Nokian Renkaat OYJ	10,870	363,268
Nordea Bank Abp	235,158	1,848,999
Orion OYJ, Class B	10,603	352,087
Sampo OYJ, Class A	29,065	1,327,682
Stora Enso OYJ, Class R	62,749	778,122
UPM-Kymmene OYJ	49,325	1,388,045
Wartsila OYJ Abp	39,272	625,853

		14,826,891

France — 9.2%
ABC arbitrage	55,803	412,128
Accor SA	17,504	736,805
Aeroports de Paris	2,350	478,270
Air Liquide SA	31,134	4,136,434
Airbus SE	45,465	6,210,109
Alstom SA	13,679	600,938
Altran Technologies SA	21,686	282,042
Amundi SA(c)	6,578	472,175
Arkema SA	6,771	694,023
Atos SE	8,496	873,881
AXA SA	141,862	3,775,095
BioMerieux	4,620	366,318
BNP Paribas SA	86,010	4,573,775
Bollore SA	124,941	593,131
Bouygues SA	20,321	763,832
Bureau Veritas SA	23,691	599,511
Capgemini SE	13,382	1,621,199
Carrefour SA	47,853	931,534
Casino Guichard Perrachon SA	6,641	271,654
Cie. de Saint-Gobain	39,943	1,631,205
Cie. Generale des Etablissements Michelin SCA	13,407	1,730,155
CNP Assurances	20,763	489,582
Covivio	6,133	663,269
Credit Agricole SA	90,657	1,242,560
Danone SA	46,714	3,773,561
Dassault Aviation SA	349	527,627
Dassault Systemes SE	11,167	1,765,221
Edenred	21,816	1,027,111
Eiffage SA	6,658	694,677

Security	Shares	Value

France (continued)
Electricite de France SA	50,201	$722,382
Elior Group SA(c)	16,884	233,496
Elis SA	30,529	544,000
Engie SA	135,893	2,011,060
EssilorLuxottica SA	23,296	2,832,701
Eurazeo SE	5,985	469,182
Eurofins Scientific SE	1,264	577,959
Eutelsat Communications SA	15,709	283,266
Gecina SA	4,692	699,883
Getlink SE	42,125	677,456
Hermes International	2,566	1,803,650
ICADE	4,730	403,930
Iliad SA	2,106	214,070
Imerys SA	10,960	583,191
Ingenico Group SA	6,189	521,311
Ipsen SA	4,968	579,591
JCDecaux SA	9,601	314,187
Kering SA	6,155	3,635,200
Klepierre SA	19,609	695,974
Lagardere SCA	16,314	443,548
Legrand SA	21,906	1,608,520
L’Oreal SA	18,672	5,128,894
LVMH Moet Hennessy Louis Vuitton SE	21,453	8,391,996
Maisons du Monde SA(c)	11,760	252,782
Natixis SA	113,041	664,843
Orange SA	145,135	2,271,447
Orpea	4,828	588,148
Pernod Ricard SA	16,042	2,792,926
Peugeot SA	49,033	1,283,663
Publicis Groupe SA	19,439	1,152,007
Remy Cointreau SA	3,246	432,170
Renault SA	17,369	1,183,889
Rexel SA	35,292	473,830
Rubis SCA	9,006	492,540
Safran SA	26,943	3,922,335
Sanofi	87,439	7,593,473
Schneider Electric SE	42,003	3,552,112
SCOR SE	13,379	545,176
SEB SA	3,027	553,633
SES SA	30,902	525,366
Societe BIC SA	2,661	229,181
Societe Generale SA	65,165	2,060,919
Sodexo SA(b)	7,053	808,215
SOITEC(a)	3,977	401,801
SPIE SA	19,758	380,856
STMicroelectronics NV	63,845	1,171,650
Suez	33,835	474,934
Teleperformance	5,975	1,147,057
Thales SA	8,268	986,361
TOTAL SA	182,773	10,148,491
Ubisoft Entertainment SA(a)	8,818	840,394
Unibail-Rodamco-Westfield	9,508	1,632,974
Unibail-Rodamco-Westfield, New	1,874	321,855
Valeo SA	24,715	896,588
Veolia Environnement SA	41,453	978,372
Vinci SA	40,460	4,081,826
Vivendi SA	80,967	2,347,438
Wendel SA	2,907	402,022

		132,904,543

3

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany — 7.2%
1&1 Drillisch AG	8,351	$311,092
Aareal Bank AG	8,195	285,719
adidas AG	14,268	3,663,345
AIXTRON SE(a)	15,972	183,473
Allianz SE, Registered	31,752	7,643,547
Amadeus Fire AG	5,516	734,396
Aroundtown SA	96,235	779,329
Aurubis AG	10,107	491,815
Axel Springer SE	7,507	424,861
BASF SE	66,991	5,442,321
Bayer AG, Registered	76,917	5,115,163
Bayerische Motoren Werke AG	24,568	2,089,783
Beiersdorf AG	7,934	866,401
Brenntag AG	12,538	675,308
CANCOM SE	7,851	395,586
Carl Zeiss Meditec AG, Bearer	3,197	313,681
Commerzbank AG(a)	103,758	931,649
Continental AG	9,332	1,541,147
Covestro AG(c)	18,404	1,005,487
Daimler AG, Registered	67,001	4,380,637
Delivery Hero SE(a)(c)	14,065	647,687
Deutsche Bank AG, Registered	181,926	1,502,425
Deutsche Boerse AG	15,294	2,037,945
Deutsche Lufthansa AG, Registered	23,376	563,770
Deutsche Post AG, Registered	78,222	2,708,800
Deutsche Telekom AG, Registered	251,869	4,209,771
Deutsche Wohnen SE	31,212	1,401,621
E.ON SE	166,498	1,785,335
Elmos Semiconductor AG	7,417	203,650
Evonik Industries AG	13,827	411,572
Evotec SE(a)	15,319	379,070
Fraport AG Frankfurt Airport Services Worldwide	5,421	448,601
Freenet AG	22,179	519,491
Fresenius Medical Care AG & Co. KGaA	18,360	1,542,382
Fresenius SE & Co. KGaA	35,090	1,989,078
GEA Group AG	16,310	455,503
Gerresheimer AG	4,982	374,083
Hannover Rueck SE	3,479	524,014
HeidelbergCement AG	16,377	1,321,467
Henkel AG & Co. KGaA	9,976	949,750
HOCHTIEF AG	3,281	489,043
HUGO BOSS AG	7,095	494,257
Infineon Technologies AG	94,597	2,228,964
Innogy SE(a)	7,995	346,752
Innogy SE, New(c)	2,082	96,575
K+S AG, Registered	23,184	469,760
KION Group AG	6,784	464,077
LANXESS AG(b)	9,704	560,077
LEG Immobilien AG	7,652	889,719
Merck KGaA	10,792	1,147,536
METRO AG	20,775	351,567
MorphoSys AG(a)	3,689	365,469
MTU Aero Engines AG	4,747	1,115,597
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	9,787	2,445,930
Nemetschek SE	3,880	715,298
Puma SE	871	538,336
QIAGEN NV(a)	24,230	934,932
Rheinmetall AG	6,078	696,829
Rocket Internet SE(a)(c)	20,669	544,348

Security	Shares	Value

Germany (continued)
RTL Group SA	6,610	$371,132
RWE AG	44,141	1,126,406
SAP SE	78,070	10,024,959
Scout24 AG(b)(c)	11,768	605,348
Siemens AG, Registered	57,350	6,860,412
Siemens Healthineers AG(c)	12,281	523,282
Siltronic AG	3,776	369,687
Sixt SE	3,584	398,647
Stabilus SA	6,256	348,171
Symrise AG	10,363	995,304
TUI AG	35,014	389,726
Uniper SE	17,085	517,165
Volkswagen AG	3,281	586,117
Vonovia SE	43,257	2,155,823
Wirecard AG	10,620	1,591,276
Zalando SE(a)(c)	12,008	564,402

		103,573,678

Hong Kong — 3.4%
AIA Group Ltd.	943,400	9,613,892
ASM Pacific Technology Ltd.	40,400	467,833
Bank of East Asia Ltd. (The)	144,800	456,803
BeiGene Ltd., ADR(a)(b)	3,201	397,660
BOC Hong Kong Holdings Ltd.	286,000	1,279,552
CK Asset Holdings Ltd.	218,500	1,754,595
CK Hutchison Holdings Ltd.	211,000	2,216,127
CK Infrastructure Holdings Ltd.	50,000	405,970
CLP Holdings Ltd.	119,000	1,349,205
Galaxy Entertainment Group Ltd.	213,000	1,592,328
Hang Lung Group Ltd.	233,000	693,470
Hang Lung Properties Ltd.	249,000	585,255
Hang Seng Bank Ltd.	60,100	1,578,071
Henderson Land Development Co. Ltd.	130,520	803,543
HK Electric Investments & HK Electric Investments Ltd.	190,000	185,994
HKT Trust & HKT Ltd.	403,000	624,631
Hong Kong & China Gas Co. Ltd.	660,630	1,576,337
Hong Kong Exchanges & Clearing Ltd.	99,300	3,442,731
Hongkong Land Holdings Ltd.	100,500	700,485
Hopewell Holdings Ltd.(d)	185,500	912,675
Hysan Development Co. Ltd.	97,000	542,777
Jardine Matheson Holdings Ltd.	17,400	1,144,920
Jardine Strategic Holdings Ltd.	18,800	711,016
Kerry Properties Ltd.	74,000	315,981
Link REIT	172,500	2,011,848
Melco International Development Ltd.	133,000	326,168
Melco Resorts & Entertainment Ltd., ADR	28,472	714,647
Minth Group Ltd.	112,000	353,328
MTR Corp. Ltd.	116,000	690,494
New World Development Co. Ltd.	403,000	666,753
NWS Holdings Ltd.	292,000	606,674
PCCW Ltd.	871,000	525,127
Power Assets Holdings Ltd.	100,500	700,710
Sands China Ltd.	228,800	1,256,951
Shangri-La Asia Ltd.	256,000	362,852
Sino Land Co. Ltd.	348,000	612,129
Sun Hung Kai Properties Ltd.	105,500	1,820,774
Swire Pacific Ltd., Class A	47,000	594,884
Swire Properties Ltd.	131,000	531,821
Techtronic Industries Co. Ltd.	147,000	1,062,393
WH Group Ltd.(c)	806,000	955,439
Wharf Real Estate Investment Co. Ltd.	109,000	834,999

4

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Wheelock & Co. Ltd.	68,000	$484,080
Wynn Macau Ltd.	185,600	532,286
Xinyi Glass Holdings Ltd.	250,000	285,518
Yue Yuen Industrial Holdings Ltd.	89,500	289,192

		49,570,918

Ireland — 0.6%
AIB Group PLC	73,107	339,031
Bank of Ireland Group PLC	106,177	677,068
CRH PLC	67,071	2,249,734
Glanbia PLC	25,733	472,671
Kerry Group PLC, Class A	13,788	1,542,131
Kingspan Group PLC	17,176	902,400
Paddy Power Betfair PLC	7,707	645,029
Smurfit Kappa Group PLC	21,057	616,631
UDG Healthcare PLC	46,746	400,379

		7,845,074

Israel — 0.7%
Azrieli Group Ltd.	10,464	595,120
Bank Hapoalim BM	120,716	886,681
Bank Leumi Le-Israel BM	162,008	1,107,197
Check Point Software Technologies Ltd.(a)(b)	8,480	1,024,045
CyberArk Software Ltd.(a)	6,947	895,677
Elbit Systems Ltd.	3,425	476,323
Israel Chemicals Ltd.	74,372	393,443
Israel Discount Bank Ltd., Class A	191,459	745,419
Mizrahi Tefahot Bank Ltd.	22,431	484,562
Nice Ltd.(a)	7,046	971,295
Teva Pharmaceutical Industries Ltd., ADR(a)	83,967	1,277,978
Wix.com Ltd.(a)	5,812	779,738

		9,637,478

Italy — 2.2%
A2A SpA	234,428	391,458
Ascopiave SpA	99,680	428,413
Assicurazioni Generali SpA	72,575	1,407,093
Atlantia SpA	41,816	1,139,713
Banca Farmafactoring SpA(c)	106,439	627,446
Banca Popolare di Sondrio SCPA	245,026	666,182
Banco BPM SpA(a)	171,811	408,203
BPER Banca	74,434	357,364
Brembo SpA	40,744	534,243
CNH Industrial NV	89,102	965,414
Davide Campari-Milano SpA	58,063	584,665
Enel SpA	590,356	3,730,832
Eni SpA	186,245	3,176,375
Ferrari NV	10,170	1,376,251
Fiat Chrysler Automobiles NV	86,391	1,329,705
FinecoBank Banca Fineco SpA	55,393	728,497
Hera SpA	136,680	486,185
Intesa Sanpaolo SpA	1,241,381	3,251,273
Italgas SpA	87,221	543,482
Leonardo SpA	18,873	217,749
Mediaset SpA(a)(b)	87,450	290,488
Mediobanca Banca di Credito Finanziario SpA	71,261	754,698
Moncler SpA	20,589	843,820
Poste Italiane SpA(c)	58,856	627,279
Recordati SpA	12,200	492,075
Saipem SpA(a)(b)	75,539	382,394
Snam SpA	160,967	818,456
Telecom Italia SpA/Milano(a)	1,080,476	603,750

Security	Shares	Value

Italy (continued)
Tenaris SA	44,943	$623,551
Terna Rete Elettrica Nazionale SpA	109,878	657,323
UniCredit SpA	172,763	2,387,280
Unione di Banche Italiane SpA	154,350	480,885

		31,312,542

Japan — 22.2%
Activia Properties Inc.	155	647,138
Advance Residence Investment Corp.	273	761,091
Advantest Corp.	17,800	501,836
Aeon Co. Ltd.	54,800	1,010,879
AEON Financial Service Co. Ltd.	35,100	724,533
AGC Inc./Japan	20,900	710,272
Air Water Inc.	43,500	660,848
Aisin Seiki Co. Ltd.	15,100	583,663
Ajinomoto Co. Inc.	42,000	675,960
Alfresa Holdings Corp.	27,200	755,861
Alps Alpine Co. Ltd.	20,500	431,996
Amada Holdings Co. Ltd.	49,200	546,004
ANA Holdings Inc.	9,000	314,182
Asahi Group Holdings Ltd.	30,900	1,339,763
Asahi Intecc Co. Ltd.	10,700	538,963
Asahi Kasei Corp.	103,300	1,060,129
Asics Corp.	23,100	283,111
Astellas Pharma Inc.	155,800	2,110,906
Azbil Corp.	22,100	529,209
Bandai Namco Holdings Inc.	17,500	832,772
Bank of Kyoto Ltd. (The)	14,300	616,296
Benesse Holdings Inc.	15,300	421,051
Bridgestone Corp.	44,600	1,764,378
Brother Industries Ltd.	38,000	744,817
Calbee Inc.	15,700	431,354
Canon Inc.	73,700	2,044,079
Casio Computer Co. Ltd.	33,800	425,174
Central Japan Railway Co.	10,800	2,317,091
Chiba Bank Ltd. (The)	94,500	492,970
Chubu Electric Power Co. Inc.	53,400	774,809
Chugai Pharmaceutical Co. Ltd.	19,800	1,251,556
Chugoku Bank Ltd. (The)	68,000	655,120
Chugoku Electric Power Co. Inc. (The)	37,900	451,567
Coca-Cola Bottlers Japan Holdings Inc.	14,500	356,332
Concordia Financial Group Ltd.	138,700	537,988
Credit Saison Co. Ltd.	24,400	310,217
CyberAgent Inc.	13,300	529,015
Dai Nippon Printing Co. Ltd.	34,200	808,517
Daicel Corp.	40,500	451,636
Daifuku Co. Ltd.	10,100	614,842
Daiichi Jitsugyo Co. Ltd.	14,900	458,204
Dai-ichi Life Holdings Inc.	93,600	1,340,444
Daiichi Sankyo Co. Ltd.	46,600	2,293,285
Daikin Industries Ltd.	19,800	2,506,667
Daito Trust Construction Co. Ltd.	6,300	840,848
Daiwa House Industry Co. Ltd.	46,800	1,307,248
Daiwa House REIT Investment Corp.	379	869,446
Daiwa Securities Group Inc.	169,400	783,461
DeNA Co. Ltd.	15,700	244,575
Denka Co. Ltd.	14,300	428,840
Denso Corp.	33,000	1,437,926
Dentsu Inc.	17,900	728,857
DIC Corp.	12,200	356,552
Disco Corp.	3,300	565,333

5

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
East Japan Railway Co.	21,600	$2,029,576
Ebara Corp.	14,500	443,300
Eisai Co. Ltd.	21,000	1,216,916
Electric Power Development Co. Ltd.	22,400	518,896
Ezaki Glico Co. Ltd.	7,200	378,828
FamilyMart UNY Holdings Co. Ltd.	22,400	596,931
Fancl Corp.	6,800	201,481
FANUC Corp.	15,700	2,928,552
Fast Retailing Co. Ltd.	4,700	2,711,758
Fudo Tetra Corp.	26,420	361,755
Fuji Electric Co. Ltd.	13,800	486,330
FUJIFILM Holdings Corp.	31,000	1,442,909
Fujitsu Ltd.	16,200	1,183,273
Fukuoka Financial Group Inc.	21,100	488,023
GLP J-REIT	551	592,681
Hachijuni Bank Ltd. (The)	145,700	583,454
Hakuhodo DY Holdings Inc.	31,900	536,464
Hamamatsu Photonics KK	17,700	715,946
Hankyu Hanshin Holdings Inc.	21,900	816,027
Haseko Corp.	54,500	656,202
Hikari Tsushin Inc.	3,500	645,477
Hino Motors Ltd.	30,700	288,876
Hirose Electric Co. Ltd.	3,705	427,801
Hiroshima Bank Ltd. (The)	123,100	660,954
Hisamitsu Pharmaceutical Co. Inc.	8,600	363,690
Hitachi Chemical Co. Ltd.	16,800	444,983
Hitachi Construction Machinery Co. Ltd.	14,200	376,117
Hitachi High-Technologies Corp.	8,300	368,889
Hitachi Ltd.	75,500	2,500,736
Hitachi Metals Ltd.	31,300	360,003
Honda Motor Co. Ltd.	116,200	3,235,342
Hoshizaki Corp.	5,200	336,162
Hoya Corp.	30,100	2,112,067
Hulic Co. Ltd.	40,200	345,783
Idemitsu Kosan Co. Ltd.	18,200	589,100
IHI Corp.	14,900	352,784
Iida Group Holdings Co. Ltd.	22,900	386,344
Inpex Corp.	87,600	850,241
Isetan Mitsukoshi Holdings Ltd.	40,000	380,337
Isuzu Motors Ltd.	47,700	683,325
ITOCHU Corp.	106,600	1,914,254
J Front Retailing Co. Ltd.	31,700	385,666
Japan Airlines Co. Ltd.	7,800	261,156
Japan Exchange Group Inc.	50,400	818,166
Japan Hotel REIT Investment Corp.	902	734,558
Japan Post Bank Co. Ltd.	15,000	164,714
Japan Post Holdings Co. Ltd.	100,900	1,126,094
Japan Prime Realty Investment Corp.	151	603,322
Japan Real Estate Investment Corp.	130	720,180
Japan Retail Fund Investment Corp.	395	755,421
Japan Steel Works Ltd. (The)	13,300	255,073
Japan Tobacco Inc.	85,500	1,977,535
JFE Holdings Inc.	44,400	759,434
JGC Corp.	20,600	293,718
JSR Corp.	21,000	318,276
JTEKT Corp.	34,000	436,238
JXTG Holdings Inc.	277,300	1,346,228
Kajima Corp.	50,500	745,881
Kamigumi Co. Ltd.	29,700	707,200
Kaneka Corp.	9,100	349,701

Security	Shares	Value

Japan (continued)
Kansai Electric Power Co. Inc. (The)	62,500	$755,051
Kansai Paint Co. Ltd.	17,500	332,323
Kao Corp.	38,400	2,950,292
Kawasaki Heavy Industries Ltd.	21,800	506,171
KDDI Corp.	138,900	3,168,354
Keihan Holdings Co. Ltd.	18,000	763,636
Keikyu Corp.	29,000	493,684
Keio Corp.	12,200	733,917
Keisei Electric Railway Co. Ltd.	21,700	757,917
Kenedix Office Investment Corp.	117	782,626
Kewpie Corp.	15,200	350,197
Keyence Corp.	7,600	4,716,606
Kikkoman Corp.	14,700	681,051
Kintetsu Group Holdings Co. Ltd.	18,300	810,869
Kirin Holdings Co. Ltd.	65,200	1,474,940
KLab Inc.(a)(b)	20,100	148,708
Kobayashi Pharmaceutical Co. Ltd.	6,000	477,306
Kobe Steel Ltd.	39,300	299,580
Koito Manufacturing Co. Ltd.	10,600	630,052
Komatsu Ltd.	76,200	1,951,267
Konami Holdings Corp.	8,700	395,259
Konica Minolta Inc.	54,800	548,123
Kose Corp.	3,100	580,337
Kubota Corp.	80,300	1,213,422
Kuraray Co. Ltd.	32,200	429,912
Kurita Water Industries Ltd.	21,200	549,344
Kyocera Corp.	27,100	1,749,486
Kyowa Hakko Kirin Co. Ltd.	25,100	485,886
Kyushu Electric Power Co. Inc.	44,700	432,251
Kyushu Financial Group Inc.	158,300	635,332
Kyushu Railway Co.	14,600	474,541
Lawson Inc.	6,700	312,215
Leopalace21 Corp.(a)(b)	64,600	109,044
Lion Corp.	21,200	435,516
LIXIL Group Corp.	27,300	354,686
M3 Inc.	39,500	698,321
Mabuchi Motor Co. Ltd.	11,600	428,067
Makita Corp.	19,500	709,091
Marubeni Corp.	141,600	1,010,875
Marui Group Co. Ltd.	29,700	601,867
Matsumotokiyoshi Holdings Co. Ltd.	10,800	354,424
Mazda Motor Corp.	56,000	661,441
McDonald’s Holdings Co. Japan Ltd.	10,000	462,402
Mebuki Financial Group Inc.	355,900	904,330
Medipal Holdings Corp.	23,500	526,442
MEIJI Holdings Co. Ltd.	10,400	817,059
MINEBEA MITSUMI Inc.	41,800	739,358
MISUMI Group Inc.	31,800	821,732
Mitsubishi Chemical Holdings Corp.	108,900	771,564
Mitsubishi Corp.	104,400	2,864,614
Mitsubishi Electric Corp.	148,100	2,103,652
Mitsubishi Estate Co. Ltd.	89,400	1,505,452
Mitsubishi Gas Chemical Co. Inc.	19,900	296,602
Mitsubishi Heavy Industries Ltd.	23,100	958,430
Mitsubishi Materials Corp.	13,200	341,807
Mitsubishi Motors Corp.	62,200	347,929
Mitsubishi Tanabe Pharma Corp.	32,200	404,180
Mitsubishi UFJ Financial Group Inc.	907,400	4,480,173
Mitsubishi UFJ Lease & Finance Co. Ltd.	85,700	433,982
Mitsui & Co. Ltd.	129,900	2,092,396

6

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Mitsui Chemicals Inc.	18,900	$461,236
Mitsui Fudosan Co. Ltd.	70,300	1,620,293
Mitsui OSK Lines Ltd.	17,600	445,630
Mizuho Financial Group Inc.	1,607,900	2,504,787
Morinaga & Co. Ltd./Japan	9,200	382,043
MS&AD Insurance Group Holdings Inc.	37,600	1,160,663
MTG Co. Ltd.	3,700	65,678
Murata Manufacturing Co. Ltd.	43,500	2,327,811
Nabtesco Corp.	17,100	520,485
Nagoya Railroad Co. Ltd.	24,900	672,943
Nankai Electric Railway Co. Ltd.	22,800	620,283
NEC Corp.	22,200	746,478
Nexon Co. Ltd.(a)	39,200	561,735
NGK Insulators Ltd.	45,300	668,671
NGK Spark Plug Co. Ltd.	17,900	346,669
NH Foods Ltd.	11,800	473,589
NHK Spring Co. Ltd.	35,400	317,845
Nichirei Corp.	14,500	333,549
Nidec Corp.	18,100	2,565,284
Nifco Inc./Japan	13,900	390,635
Nihon M&A Center Inc.	17,700	500,606
Nikon Corp.	32,200	448,126
Nintendo Co. Ltd.	9,200	3,138,945
Nippon Building Fund Inc.	145	933,468
Nippon Electric Glass Co. Ltd.	13,100	358,743
Nippon Express Co. Ltd.	7,200	394,343
Nippon Paint Holdings Co. Ltd.	14,800	560,108
Nippon Prologis REIT Inc.	302	648,063
Nippon Shinyaku Co. Ltd.	5,800	398,905
Nippon Steel Corp.	65,200	1,159,404
Nippon Telegraph & Telephone Corp.	50,900	2,109,579
Nippon Yusen KK	29,500	502,195
Nissan Chemical Corp.	12,700	562,164
Nissan Motor Co. Ltd.	145,600	1,167,807
Nisshin Seifun Group Inc.	31,700	735,468
Nissin Foods Holdings Co. Ltd.	9,500	625,230
Nitori Holdings Co. Ltd.	7,400	880,359
Nitto Denko Corp.	14,200	763,708
Nomura Holdings Inc.	289,500	1,085,999
Nomura Real Estate Holdings Inc.	20,300	429,239
Nomura Real Estate Master Fund Inc.	476	697,065
Nomura Research Institute Ltd.	11,400	555,798
NSK Ltd.	38,700	399,596
NTN Corp.	105,700	346,402
NTT Data Corp.	55,000	639,012
NTT DOCOMO Inc.	97,900	2,118,859
Obayashi Corp.	67,800	662,933
Obic Co. Ltd.	8,200	946,819
Odakyu Electric Railway Co. Ltd.	32,000	751,048
Oji Holdings Corp.	119,000	711,596
Olympus Corp.	93,600	1,045,463
Omron Corp.	17,800	950,932
Ono Pharmaceutical Co. Ltd.	34,200	638,554
Oracle Corp. Japan	6,000	409,966
Organo Corp.	10,100	299,713
Oriental Land Co. Ltd./Japan	15,200	1,674,559
ORIX Corp.	106,100	1,497,070
Orix JREIT Inc.	451	791,654
Osaka Gas Co. Ltd.	31,700	584,902
OSJB Holdings Corp.	144,900	344,768

Security	Shares	Value

Japan (continued)
Otsuka Corp.	11,500	$451,223
Otsuka Holdings Co. Ltd.	33,800	1,204,509
Pan Pacific International Holdings Corp.	11,300	727,461
Panasonic Corp.	184,000	1,686,770
Park24 Co. Ltd.	17,200	360,293
PeptiDream Inc.(a)(b)	12,300	661,522
Persol Holdings Co. Ltd.	20,400	381,716
Pigeon Corp.	13,200	558,815
Pola Orbis Holdings Inc.	11,300	355,107
Proto Corp.	14,400	268,800
Rakuten Inc.	78,000	864,916
Recruit Holdings Co. Ltd.	88,300	2,639,288
Renesas Electronics Corp.(a)	97,900	521,254
Resona Holdings Inc.	183,800	775,137
Ricoh Co. Ltd.	61,300	618,091
Rinnai Corp.	6,500	436,543
Rohm Co. Ltd.	9,500	695,174
Rohto Pharmaceutical Co. Ltd.	17,200	481,059
Roland DG Corp.	20,300	438,352
Ryohin Keikaku Co. Ltd.	2,800	531,466
Santen Pharmaceutical Co. Ltd.	44,400	675,319
SBI Holdings Inc./Japan	25,400	541,182
SCREEN Holdings Co. Ltd.	5,800	278,088
Secom Co. Ltd.	16,800	1,408,560
Sega Sammy Holdings Inc.	23,700	298,764
Seibu Holdings Inc.	28,300	459,152
Seiko Epson Corp.	31,800	507,943
Sekisui Chemical Co. Ltd.	43,600	697,209
Sekisui House Ltd.	53,600	862,413
Seven & i Holdings Co. Ltd.	59,900	2,075,458
Shimadzu Corp.	22,400	598,138
Shimamura Co. Ltd.	4,000	297,733
Shimano Inc.	7,400	1,082,343
Shin-Etsu Chemical Co. Ltd.	28,600	2,678,321
Shinsei Bank Ltd.(a)	28,200	390,432
Shionogi & Co. Ltd.	24,000	1,395,502
Shiseido Co. Ltd.	31,100	2,434,387
Shizuoka Bank Ltd. (The)	60,000	457,912
Showa Denko KK	14,300	483,407
SMC Corp./Japan	4,800	1,985,077
Softbank Corp.	132,700	1,563,209
SoftBank Group Corp.	66,000	6,847,407
Sohgo Security Services Co. Ltd.	8,600	382,608
Sojitz Corp.	155,000	533,019
Sompo Holdings Inc.	28,700	1,072,240
Sony Corp.	100,300	4,693,725
Sony Financial Holdings Inc.	22,900	466,122
Square Enix Holdings Co. Ltd.	10,600	364,516
Stanley Electric Co. Ltd.	17,100	462,141
Subaru Corp.	46,300	1,130,946
SUMCO Corp.	26,500	347,385
Sumitomo Chemical Co. Ltd.	144,800	717,662
Sumitomo Corp.	93,500	1,334,395
Sumitomo Dainippon Pharma Co. Ltd.	14,600	321,167
Sumitomo Electric Industries Ltd.	69,200	916,143
Sumitomo Heavy Industries Ltd.	15,900	560,337
Sumitomo Metal Mining Co. Ltd.	23,500	734,065
Sumitomo Mitsui Financial Group Inc.	99,700	3,599,495
Sumitomo Mitsui Trust Holdings Inc.	28,700	995,706
Sumitomo Realty & Development Co. Ltd.	27,100	998,351

7

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sumitomo Rubber Industries Ltd.	30,700	$376,807
Sundrug Co. Ltd.	16,400	438,217
Suntory Beverage & Food Ltd.	11,700	514,747
Suzuken Co. Ltd./Aichi Japan	10,200	586,128
Suzuki Motor Corp.	27,400	1,246,070
Sysmex Corp.	14,300	815,565
T&D Holdings Inc.	56,100	602,681
Taiheiyo Cement Corp.	17,400	557,737
Taisei Corp.	18,800	822,896
Taisho Pharmaceutical Holdings Co. Ltd.	4,700	433,814
Taiyo Yuden Co. Ltd.	9,600	231,607
Takashimaya Co. Ltd.	32,000	358,860
Takeda Pharmaceutical Co. Ltd.	119,154	4,399,203
TDK Corp.	12,600	1,096,242
Teijin Ltd.	30,800	527,368
Terumo Corp.	47,600	1,430,457
THK Co. Ltd.	20,800	542,714
TIS Inc.	9,600	436,148
Tobu Railway Co. Ltd.	28,700	809,140
Toho Co. Ltd./Tokyo	12,400	518,267
Toho Gas Co. Ltd.	8,900	365,989
Tohoku Electric Power Co. Inc.	43,200	493,382
Tokai Carbon Co. Ltd.(b)	20,400	234,268
Tokio Marine Holdings Inc.	50,900	2,560,196
Tokuyama Corp.	11,000	271,605
Tokyo Electric Power Co. Holdings Inc.(a)	133,100	750,499
Tokyo Electron Ltd.	12,800	2,027,888
Tokyo Gas Co. Ltd.	29,600	751,328
Tokyo Tatemono Co. Ltd.	30,400	341,463
Tokyu Corp.	47,500	772,795
Tokyu Fudosan Holdings Corp.	71,500	401,877
Topcon Corp.	25,300	305,531
Toppan Printing Co. Ltd.	34,700	561,120
Toray Industries Inc.	110,000	748,642
Toshiba Corp.	50,900	1,690,954
Tosoh Corp.	33,900	543,313
TOTO Ltd.	14,600	614,806
Toyo Seikan Group Holdings Ltd.	25,100	500,084
Toyo Suisan Kaisha Ltd.	13,800	524,741
Toyo Tire Corp.	21,700	253,094
Toyota Industries Corp.	15,400	871,111
Toyota Motor Corp.	173,300	10,744,211
Toyota Tsusho Corp.	21,100	697,176
Trend Micro Inc./Japan	13,400	668,947
Tsuruha Holdings Inc.	5,800	493,163
Ube Industries Ltd.	18,000	383,030
Unicharm Corp.	34,600	1,133,606
United Urban Investment Corp.	535	854,079
USS Co. Ltd.	40,800	778,818
West Japan Railway Co.	13,400	994,036
Yahoo Japan Corp.	239,900	637,579
Yakult Honsha Co. Ltd.	11,600	786,352
Yamada Denki Co. Ltd.(b)	89,600	423,966
Yamaguchi Financial Group Inc.	79,000	581,639
Yamaha Corp.	14,000	722,783
Yamaha Motor Co. Ltd.	26,400	542,341
Yamato Holdings Co. Ltd.	25,600	554,523
Yamazaki Baking Co. Ltd.	16,100	238,808
Yaskawa Electric Corp.	23,600	867,717
Yokogawa Electric Corp.	24,600	511,989

Security	Shares	Value

Japan (continued)
Yokohama Rubber Co. Ltd. (The)	30,600	$575,046

		319,756,943

Netherlands — 3.3%
Aalberts NV	21,708	851,486
ABN AMRO Group NV, CVA(c)	31,609	742,846
Adyen NV(a)(c)	851	692,016
Aegon NV	193,171	1,007,963
AerCap Holdings NV(a)	11,264	559,145
Akzo Nobel NV	15,841	1,343,903
ArcelorMittal	62,550	1,354,889
Argenx SE(a)(b)	2,935	375,633
ASM International NV	9,095	617,274
ASML Holding NV	32,140	6,683,024
ASR Nederland NV	14,367	637,604
Boskalis Westminster	12,596	344,298
Euronext NV(c)	7,164	497,378
EXOR NV	10,299	685,139
Heineken Holding NV	15,488	1,571,713
Heineken NV	18,291	1,972,798
IMCD NV	10,358	835,792
ING Groep NV	300,915	3,829,648
InterXion Holding NV(a)(b)	10,511	727,256
Koninklijke Ahold Delhaize NV	98,261	2,363,200
Koninklijke DSM NV	13,846	1,580,429
Koninklijke KPN NV	273,336	838,113
Koninklijke Philips NV	73,903	3,144,380
Koninklijke Vopak NV	8,718	388,368
NN Group NV	26,501	1,152,942
NXP Semiconductors NV	27,585	2,913,528
Randstad NV	11,792	672,923
Rhi Magnesita NV	4,775	308,881
SBM Offshore NV	20,079	371,742
Signify NV(c)	14,192	425,140
Unilever NV, CVA	115,677	6,995,336
Wolters Kluwer NV	22,286	1,553,003

		48,037,790

New Zealand — 0.3%
a2 Milk Co. Ltd.(a)	67,849	758,818
Auckland International Airport Ltd.	125,952	669,459
Contact Energy Ltd.	113,664	508,635
Fisher & Paykel Healthcare Corp. Ltd.	54,242	571,911
Fletcher Building Ltd.	76,651	263,772
Meridian Energy Ltd.	258,381	699,596
Ryman Healthcare Ltd.	84,935	688,214
Spark New Zealand Ltd.	182,264	446,095

		4,606,500

Norway — 0.8%
Adevinta ASA, Class B(a)	13,884	136,279
Aker BP ASA	18,202	598,840
Borr Drilling Ltd.(a)(b)	136,564	388,491
DNB ASA	73,875	1,415,137
Equinor ASA	89,158	1,984,210
Gjensidige Forsikring ASA	19,482	377,474
Mowi ASA	47,530	1,027,275
Norsk Hydro ASA	135,132	577,563
Orkla ASA	86,573	677,166
Salmar ASA	5,872	266,184
Schibsted ASA, Class B	9,523	227,297
SpareBank 1 SR-Bank ASA	39,218	451,931

8

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
Storebrand ASA	74,937	$630,866
Subsea 7 SA	35,677	452,177
Telenor ASA	56,720	1,136,040
TGS NOPEC Geophysical Co. ASA	12,281	320,108
Tomra Systems ASA	17,826	535,553
Yara International ASA	14,889	669,940

		11,872,531

Portugal — 0.2%
Banco Comercial Portugues SA, Class R(a)	1,787,153	500,916
EDP — Energias de Portugal SA	236,310	894,870
Galp Energia SGPS SA	51,328	861,124
Jeronimo Martins SGPS SA	19,854	323,076

		2,579,986

Singapore — 1.3%
Ascendas REIT	195,600	431,090
CapitaLand Commercial Trust	343,742	489,906
CapitaLand Ltd.	218,600	566,895
CapitaLand Mall Trust	242,600	431,305
City Developments Ltd.	56,500	371,077
ComfortDelGro Corp. Ltd.	230,700	455,909
DBS Group Holdings Ltd.	138,800	2,880,620
Genting Singapore Ltd.	586,100	424,117
Hutchison Port Holdings Trust, Class U	1,166,000	274,010
Jardine Cycle & Carriage Ltd.	16,800	438,390
Keppel Corp. Ltd.	129,400	643,578
NetLink NBN Trust	1,093,900	667,012
Oversea-Chinese Banking Corp. Ltd.	250,400	2,225,860
SATS Ltd.	107,400	412,652
Sembcorp Industries Ltd.(b)	159,800	312,274
Silverlake Axis Ltd.	1,033,500	394,813
Singapore Airlines Ltd.	40,600	288,722
Singapore Exchange Ltd.	60,000	325,301
Singapore Press Holdings Ltd.(b)	56,400	103,999
Singapore Technologies Engineering Ltd.	165,600	481,763
Singapore Telecommunications Ltd.	549,800	1,280,389
Suntec REIT(b)	333,500	453,258
United Overseas Bank Ltd.	109,700	2,242,838
UOL Group Ltd.	74,700	415,976
Venture Corp. Ltd.	29,900	372,762
Wilmar International Ltd.	143,200	382,933
Yangzijiang Shipbuilding Holdings Ltd.	278,500	321,220

		18,088,669

Spain — 2.6%
Acciona SA(b)	5,026	581,852
Acerinox SA	30,214	314,026
ACS Actividades de Construccion y Servicios SA	27,501	1,261,478
Aena SME SA(c)	5,070	939,511
Amadeus IT Group SA	34,863	2,770,914
Banco Bilbao Vizcaya Argentaria SA	550,679	3,343,698
Banco Santander SA	1,296,906	6,557,209
Bankinter SA	77,109	615,110
Bolsas y Mercados Espanoles SHMSF SA	13,009	368,562
CaixaBank SA	343,347	1,092,416
Cellnex Telecom SA(c)	33,585	1,032,054
Enagas SA	4,872	138,685
Endesa SA	17,267	429,789
Ferrovial SA	45,877	1,129,060
Grifols SA	24,304	673,856
Iberdrola SA	454,401	4,123,886

Security	Shares	Value

Spain (continued)
Industria de Diseno Textil SA	85,922	$2,597,018
Inmobiliaria Colonial Socimi SA	58,487	628,918
Mapfre SA	180,062	539,803
Mediaset Espana Comunicacion SA	48,683	376,458
Merlin Properties Socimi SA	57,686	785,482
Naturgy Energy Group SA	28,027	795,298
Prosegur Cia. de Seguridad SA	66,912	347,796
Red Electrica Corp. SA	32,874	681,023
Repsol SA	117,557	1,993,320
Siemens Gamesa Renewable Energy SA	25,005	448,090
Telefonica SA	362,667	3,020,670
Viscofan SA	6,538	392,368

		37,978,350

Sweden — 2.6%
Alfa Laval AB	25,875	599,871
Arjo AB, Class B	54,203	200,693
Assa Abloy AB, Class B	75,489	1,608,751
Atlas Copco AB, Class A	51,939	1,612,782
Atlas Copco AB, Class B	30,120	856,380
BillerudKorsnas AB	19,121	259,658
Boliden AB	27,759	823,415
Castellum AB	51,467	924,390
Dometic Group AB(c)	37,949	346,646
Electrolux AB, Series B	21,892	537,237
Elekta AB, Class B	44,948	531,898
Epiroc AB, Class A(a)	53,418	551,778
Epiroc AB, Class B(a)	36,919	364,848
Essity AB, Class B	48,811	1,446,853
Fabege AB	33,373	462,851
Getinge AB, Class B	25,670	360,878
Hennes & Mauritz AB, Class B	69,008	1,201,913
Hexagon AB, Class B	22,151	1,206,949
Hexpol AB	45,363	353,101
Husqvarna AB, Class B	49,929	455,132
ICA Gruppen AB	9,528	344,266
Industrivarden AB, Class C	20,715	465,427
Intrum AB(b)	11,863	301,479
Investor AB, Class B	29,940	1,425,699
JM AB	21,782	414,249
Kindred Group PLC	37,943	330,467
Kinnevik AB, Class B	30,102	875,500
L E Lundbergforetagen AB, Class B	8,502	290,292
Loomis AB, Class B	9,240	341,149
Lundin Petroleum AB	23,003	752,023
Millicom International Cellular SA, SDR(a)	6,407	374,373
Modern Times Group MTG AB, Class B	17,332	223,879
NCC AB, Class B	15,969	263,720
Nibe Industrier AB, Class B	84,328	1,131,848
Nordic Entertainment Group AB, Class B(a)	10,492	267,079
Saab AB, Class B	7,699	253,075
Sandvik AB	84,857	1,567,839
Securitas AB, Class B	28,987	506,147
Skandinaviska Enskilda Banken AB, Class A	109,990	1,048,438
Skanska AB, Class B	30,506	530,425
SKF AB, Class B	34,302	634,133
Svenska Cellulosa AB SCA, Class B	56,962	496,234
Svenska Handelsbanken AB, Class A	107,584	1,172,958
Swedbank AB, Class A	74,092	1,200,601
Swedish Match AB	15,445	751,552
Swedish Orphan Biovitrum AB(a)	19,407	353,159

9

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Tele2 AB, Class B	47,288	$630,221
Telefonaktiebolaget LM Ericsson, Class B	253,063	2,502,201
Telia Co. AB	206,408	878,018
Trelleborg AB, Class B	35,468	585,736
Volvo AB, Class B	123,227	1,970,222

		37,588,433

Switzerland — 7.4%
ABB Ltd., Registered	136,484	2,808,704
Adecco Group AG, Registered	13,554	778,391
Alcon Inc.(a)	34,502	1,986,828
Allreal Holding AG, Registered	4,467	712,791
Baloise Holding AG, Registered	4,730	810,459
Barry Callebaut AG, Registered	223	408,359
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	113	751,300
Chocoladefabriken Lindt & Spruengli AG, Registered	8	606,869
Cie. Financiere Richemont SA, Registered	43,249	3,161,973
Clariant AG, Registered	18,868	387,729
Coca-Cola HBC AG(a)	17,995	643,016
Credit Suisse Group AG, Registered	213,315	2,846,991
dormakaba Holding AG	374	282,243
Dufry AG, Registered	6,697	654,190
EMS-Chemie Holding AG, Registered	948	574,010
Flughafen Zurich AG, Registered	2,021	332,801
Geberit AG, Registered	3,147	1,319,640
Georg Fischer AG, Registered	510	495,486
Givaudan SA, Registered	606	1,569,415
Gurit Holding AG, Bearer	225	242,885
Helvetia Holding AG, Registered	1,164	739,637
Idorsia Ltd.(a)(b)	18,282	361,334
Intershop Holding AG	1,439	704,672
Julius Baer Group Ltd.	22,316	1,075,723
Kardex AG, Registered	3,005	465,937
Kuehne + Nagel International AG, Registered	3,491	507,206
LafargeHolcim Ltd., Registered	41,545	2,135,552
Logitech International SA, Registered	19,226	751,682
Lonza Group AG, Registered	6,418	1,982,085
Mobilezone Holding AG, Registered	41,909	382,075
Molecular Partners AG(a)(b)	11,494	199,425
Nestle SA, Registered	238,411	22,940,332
Novartis AG, Registered	167,297	13,661,220
OC Oerlikon Corp. AG, Registered	33,296	434,580
Pargesa Holding SA, Bearer	6,329	498,121
Partners Group Holding AG	1,591	1,198,480
PSP Swiss Property AG, Registered	7,292	744,228
Roche Holding AG, NVS	54,124	14,266,640
Schindler Holding AG, Participation Certificates, NVS	3,664	790,331
Schindler Holding AG, Registered	1,956	415,386
SGS SA, Registered	386	1,018,601
Sika AG, Registered	10,824	1,657,060
Sonova Holding AG, Registered	4,543	916,179
St Galler Kantonalbank AG, Class A, Registered	1,358	615,031
Straumann Holding AG, Registered	1,018	821,793
Sunrise Communications Group AG(c)	5,637	374,233
Swatch Group AG (The), Bearer	4,054	1,238,081
Swiss Life Holding AG, Registered	2,761	1,298,131
Swiss Prime Site AG, Registered	13,567	1,089,088
Swiss Re AG	18,899	1,818,681
Swisscom AG, Registered	1,530	712,749
Temenos AG, Registered	6,275	1,043,165

Security	Shares	Value

Switzerland (continued)
UBS Group AG, Registered	297,669	$3,991,803
Valiant Holding AG, Registered	3,516	394,040
VAT Group AG(c)	4,073	505,628
Vifor Pharma AG	4,738	619,334
Zurich Insurance Group AG	10,401	3,316,276

		107,058,599

United Kingdom — 15.3%
3i Group PLC	81,749	1,140,854
Admiral Group PLC	19,750	567,466
Aggreko PLC	24,861	276,522
Anglo American PLC	90,178	2,329,345
Antofagasta PLC	50,105	593,100
Ashtead Group PLC	44,722	1,237,165
ASOS PLC(a)	8,122	415,165
Associated British Foods PLC	27,857	929,321
AstraZeneca PLC	100,395	7,494,186
Auto Trader Group PLC(c)	86,595	638,278
AVEVA Group PLC	11,322	493,572
Aviva PLC	306,729	1,717,430
B&M European Value Retail SA	100,792	518,363
Babcock International Group PLC	64,204	439,423
BAE Systems PLC	230,501	1,484,434
Balfour Beatty PLC	155,498	509,220
Barclays PLC	1,337,605	2,864,664
Barratt Developments PLC	106,150	832,786
BBA Aviation PLC	178,028	631,275
BCA Marketplace PLC	127,171	341,852
Beazley PLC	69,025	518,310
Bellway PLC	16,056	651,385
Berkeley Group Holdings PLC	13,841	677,726
boohoo Group PLC(a)	83,576	267,700
BP PLC	1,541,331	11,232,302
British American Tobacco PLC	183,014	7,133,728
British Land Co. PLC (The)	96,925	750,556
BT Group PLC	666,457	1,990,048
BTG PLC(a)	31,682	345,080
Bunzl PLC	26,671	802,831
Burberry Group PLC	37,274	980,106
Burford Capital Ltd.	18,417	392,552
Capita PLC(a)	168,897	280,623
Capital & Counties Properties PLC	129,168	407,672
Carnival PLC	14,351	754,895
Centrica PLC	585,726	811,306
Cineworld Group PLC	113,890	472,143
Close Brothers Group PLC	21,057	426,039
Cobham PLC(a)	262,085	393,942
Coca-Cola European Partners PLC(a)	18,166	973,516
Compass Group PLC	121,175	2,753,414
ConvaTec Group PLC(c)	165,675	299,243
Cranswick PLC	12,466	470,963
Croda International PLC	11,654	787,136
CYBG PLC	161,389	427,522
Daily Mail & General Trust PLC, Class A, NVS	35,818	306,780
DCC PLC	9,432	842,032
Dechra Pharmaceuticals PLC	11,844	410,715
Derwent London PLC	12,457	514,794
Diageo PLC	187,117	7,887,641
Direct Line Insurance Group PLC	93,852	403,021
Dixons Carphone PLC	129,965	245,841
Domino’s Pizza Group PLC	87,946	306,691

10

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
DS Smith PLC	159,789	$743,663
easyJet PLC	22,154	336,031
Electrocomponents PLC	49,255	414,548
Euromoney Institutional Investor PLC	14,586	233,505
Experian PLC	72,072	2,090,536
Ferguson PLC	17,136	1,215,261
Fevertree Drinks PLC	13,863	568,199
G4S PLC	137,691	388,081
GlaxoSmithKline PLC	382,548	7,846,683
Glencore PLC	929,974	3,689,820
Great Portland Estates PLC	48,083	473,009
Greencore Group PLC	89,884	269,508
Greene King PLC	37,644	314,568
GVC Holdings PLC	60,758	517,064
Halma PLC	43,458	1,019,489
Hammerson PLC	108,866	456,851
Hargreaves Lansdown PLC	27,717	815,528
Hays PLC	196,548	388,444
Hikma Pharmaceuticals PLC	16,890	388,739
Hiscox Ltd.	34,757	758,506
HomeServe PLC	36,119	510,889
Howden Joinery Group PLC	59,075	391,227
HSBC Holdings PLC	1,546,475	13,449,151
IG Group Holdings PLC	46,804	311,060
IMI PLC	31,484	431,168
Imperial Brands PLC	72,691	2,308,442
Inchcape PLC	55,910	447,891
Informa PLC	115,089	1,168,779
Inmarsat PLC	45,339	322,247
InterContinental Hotels Group PLC	17,314	1,121,347
Intermediate Capital Group PLC	40,882	629,957
Intertek Group PLC	13,173	918,755
Investec PLC	66,122	418,070
ITV PLC	314,042	559,446
IWG PLC	77,680	344,208
J Sainsbury PLC	182,306	528,801
John Wood Group PLC	72,435	444,293
Johnson Matthey PLC	16,731	727,845
Jupiter Fund Management PLC	93,343	456,690
Just Eat PLC(a)	58,515	533,219
Kainos Group PLC	64,395	443,248
Kingfisher PLC	205,697	708,202
Land Securities Group PLC	75,514	908,637
Legal & General Group PLC	416,281	1,509,749
Lloyds Banking Group PLC	5,342,959	4,358,219
London Stock Exchange Group PLC	25,889	1,692,235
Man Group PLC	236,093	481,988
Marks & Spencer Group PLC	142,290	530,334
Mediclinic International PLC	63,662	284,749
Meggitt PLC	85,773	608,737
Melrose Industries PLC	465,388	1,226,754
Merlin Entertainments PLC(c)	79,719	380,576
Metro Bank PLC(a)	6,962	68,070
Micro Focus International PLC	31,024	783,725
Mondi PLC	39,952	875,262
Moneysupermarket.com Group PLC	62,269	295,241
National Grid PLC	245,121	2,671,774
Next PLC	12,410	932,841
NMC Health PLC	11,656	428,813
Ocado Group PLC(a)	50,336	894,080

Security	Shares	Value

United Kingdom (continued)
Pearson PLC	63,488	$687,124
Pennon Group PLC	45,647	445,475
Persimmon PLC	30,901	900,752
Phoenix Group Holdings PLC	72,562	683,452
Plus500 Ltd.	6,327	43,550
Provident Financial PLC(a)	30,770	213,002
Prudential PLC	197,312	4,462,868
Quilter PLC(c)	291,678	561,167
Reckitt Benckiser Group PLC	52,871	4,271,300
RELX PLC	156,294	3,584,010
Rentokil Initial PLC	154,903	787,563
Rightmove PLC	100,000	704,753
Rio Tinto PLC	91,408	5,320,675
Rolls-Royce Holdings PLC	137,769	1,642,645
Rotork PLC	117,669	478,452
Royal Bank of Scotland Group PLC	388,235	1,212,670
Royal Dutch Shell PLC, Class A	356,463	11,385,224
Royal Dutch Shell PLC, Class B	284,518	9,141,124
RPC Group PLC	41,629	428,188
RSA Insurance Group PLC	84,770	598,966
Sage Group PLC (The)	100,207	947,625
Schroders PLC	14,462	597,087
Segro PLC	104,255	922,027
Severn Trent PLC	22,088	586,267
Shaftesbury PLC	57,933	649,132
Sirius Minerals PLC(a)(b)	1,020,667	231,789
Smith & Nephew PLC	67,715	1,306,936
Smiths Group PLC	32,080	636,726
Spectris PLC	14,166	507,487
Spirax-Sarco Engineering PLC	9,659	1,038,836
SSE PLC	79,731	1,189,608
SSP Group PLC	57,302	519,924
St. James’s Place PLC	67,145	981,689
Standard Chartered PLC	230,732	2,105,557
Standard Life Aberdeen PLC	206,034	749,115
Stock Spirits Group PLC	75,902	222,637
Tate & Lyle PLC	56,168	562,063
Taylor Wimpey PLC	371,922	879,529
Tesco PLC	806,523	2,626,457
Travis Perkins PLC	21,769	396,599
Tullow Oil PLC	193,318	567,799
Unilever PLC	88,654	5,382,849
United Utilities Group PLC	61,686	666,496
Vodafone Group PLC	2,153,021	3,985,636
Weir Group PLC (The)	32,549	704,167
WH Smith PLC	21,004	560,781
Whitbread PLC	14,930	868,072
William Hill PLC	127,826	267,791
Wm Morrison Supermarkets PLC	236,453	665,516
WPP PLC	103,540	1,290,948

		220,577,531

Total Common Stocks — 98.7% (Cost: $1,414,733,921)		1,423,784,642

Preferred Stocks

Germany — 0.5%
Bayerische Motoren Werke AG, Preference Shares, NVS	3,239	238,851

11

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Fuchs Petrolub SE, Preference Shares, NVS	11,411	$495,931
Henkel AG & Co. KGaA, Preference Shares, NVS	14,896	1,506,463
Porsche Automobil Holding SE, Preference Shares, NVS	16,314	1,130,627
Sartorius AG, Preference Shares, NVS	4,693	858,342
Volkswagen AG, Preference Shares, NVS	14,817	2,574,504

		6,804,718

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	514,329	267,972

United Kingdom — 0.0%
Rolls-Royce Holdings PLC, Preference Shares(a)(d)	9,781,599	12,752

Total Preferred Stocks — 0.5% (Cost: $7,398,982)		7,085,442

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(e)(f)(g)	11,952,884	11,957,665
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(e)(f)	42,579	42,579

		12,000,244

Total Short-Term Investments — 0.8% (Cost: $11,997,656)		12,000,244

Total Investments in Securities — 100.0% (Cost: $1,434,130,559)		1,442,870,328

Other Assets, Less Liabilities — 0.0%		527,890

Net Assets — 100.0%		$1,443,398,218

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	7,125,007	4,827,877	11,952,884	$11,957,665	$214,820	(a)	$264	$562
BlackRock Cash Funds: Treasury, SL Agency Shares	1,616,933	(1,574,354)	42,579	42,579	40,788		—	—

				$12,000,244	$255,608		$264	$562

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
ASX SPI 200 Index	14	06/20/19	$1,553	$23,289
Euro STOXX 50 Index	124	06/21/19	4,797	148,098
FTSE 100 Index	31	06/21/19	2,979	34,116
TOPIX Index	19	06/13/19	2,755	2,845

				$208,348

12

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core MSCI International Developed Markets ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,422,871,967	$—	$912,675	$1,423,784,642
Preferred Stocks	7,072,690	—	12,752	7,085,442
Money Market Funds	12,000,244	—	—	12,000,244

	$1,441,944,901	$—	$925,427	$1,442,870,328

Derivative financial instruments(a)
Assets
Futures Contracts	$208,348	$—	$—	$208,348

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares
SDR	Swedish Depositary Receipt

13